COMMITMENTS AND CONTINGENCIES - Operating Leases (Details)						3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2025 ft²	Feb. 28, 2025 ft²	Feb. 01, 2025 USD ($) ft²	Feb. 01, 2023 USD ($) ft²	Nov. 01, 2017 USD ($) ft²	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) ft²	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Jan. 10, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Area of property under operating lease | ft²							30,000	30,000
Initial term expired period				3 years
Area of laboratory space | ft²		1,000		2,500
Lease for satellite testing | ft²					1,108
Lessee operating lease term of contract					3 years
Base rent during initial lease term					$ 6,500
Area of laboratory space additional portion | ft²			2,000
Monthly payments			$ 4,346
Lease terminable			1 month
Total lease rental expenses						$ 157,320	$ 498,416	$ 722,332	$ 663,513
Leased office space for corporate headquarters
COMMITMENTS AND CONTINGENCIES
Monthly payments of lease			$ 52,440	$ 48,861
Laboratory Space
COMMITMENTS AND CONTINGENCIES
Monthly payments of lease										$ 10,417
Lessee operating lease term of contract				1 year
Letter of credit
COMMITMENTS AND CONTINGENCIES
Letter of credit amount				$ 750,000
Subsequent events
COMMITMENTS AND CONTINGENCIES
Area of property under operating lease | ft²	1,000